Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged [Table Text Block]

	March 31, 2019
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥3,892	¥18,586	¥2,824	¥2,823	¥28,125
Payables under securities lending transactions	913	—	—	—	913
Obligations to return securities received as collateral	2,572	396	117	2	3,087

Total	¥7,377	¥18,982	¥2,941	¥2,825	¥32,125

	March 31, 2020
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥9,685	¥16,608	¥4,496	¥2,944	¥33,733
Payables under securities lending transactions	934	64	19	—	1,017
Obligations to return securities received as collateral	3,856	599	276	75	4,806

Total	¥14,475	¥17,271	¥4,791	¥3,019	¥39,556

Secured Borrowing by the Class of Collateral Pledged [Table Text Block]

	March 31, 2019
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥8,306	¥21	¥856	¥9,183
Foreign government and official institution bonds	14,291	—	1,286	15,577
Corporate bonds	705	—	172	877
Residential mortgage-backed securities	4,369	—	—	4,369
Other debt securities	238	—	—	238
Marketable equity securities	200	892	772	1,864
Other	16	—	1	17

Total	¥28,125	¥913	¥3,087	¥32,125

	March 31, 2020
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥10,687	¥38	¥2,241	¥12,966
Foreign government and official institution bonds	17,326	57	873	18,256
Corporate bonds	784	—	183	967
Residential mortgage-backed securities	4,248	—	10	4,258
Other debt securities	157	—	2	159
Marketable equity securities	506	914	1,497	2,917
Other	25	8	—	33

Total	¥33,733	¥1,017	¥4,806	¥39,556